Loans, Allowance for Loan Losses and Impaired Loans (Details 3) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015
Loans receivable
Total loans	$ 534,808	$ 574,439	$ 466,492	$ 450,510
Performing loans
Loans receivable
TDR loans	3,067	7,099		3,678
Loans other	525,398	564,070		445,611
Total loans	528,465	571,169		449,289
Nonperforming loans
Loans receivable
TDR loans	404	1,606		332
Loans other	5,939	1,664		889
Total loans	6,343	3,270		1,221
Residential Real Estate
Loans receivable
Total loans	165,845	187,432	172,915	180,693
Residential Real Estate | Performing loans
Loans receivable
TDR loans	2,684	3,955		3,206
Loans other	161,514	181,734		176,650
Total loans	164,198	185,689		179,856
Residential Real Estate | Nonperforming loans
Loans receivable
TDR loans	369	516		273
Loans other	1,278	1,227		564
Total loans	1,647	1,743		837
Commercial/Agriculture Real Estate
Loans receivable
Total loans	162,832	151,129	85,821	63,266
Commercial/Agriculture Real Estate | Performing loans
Loans receivable
TDR loans	0	1,378		0
Loans other	160,024	148,803		63,266
Total loans	160,024	150,181		63,266
Commercial/Agriculture Real Estate | Nonperforming loans
Loans receivable
TDR loans	0	948		0
Loans other	2,808	0		0
Total loans	2,808	948		0
Consumer Non-real Estate
Loans receivable
Total loans	159,368	190,230	$ 207,756	196,541
Consumer Non-real Estate | Performing loans
Loans receivable
TDR loans	340	288		472
Loans other	158,781	189,641		195,685
Total loans	159,121	189,929		196,157
Consumer Non-real Estate | Nonperforming loans
Loans receivable
TDR loans	35	43		59
Loans other	212	258		325
Total loans	247	301		384
Commercial/Agricultural Non-real Estate
Loans receivable
Total loans	46,763	45,648		10,010
Commercial/Agricultural Non-real Estate | Performing loans
Loans receivable
TDR loans	43	1,478		0
Loans other	45,079	43,892		10,010
Total loans	45,122	45,370		10,010
Commercial/Agricultural Non-real Estate | Nonperforming loans
Loans receivable
TDR loans	0	99		0
Loans other	1,641	179		0
Total loans	$ 1,641	$ 278		$ 0